Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalent	$ 33,540	$ 12,201	$ 2,343
Other current receivables	549	587	1,993
Investment in gold	843
Total current assets	34,932	12,788	4,336
Non-current assets
Intangible assets, net	6,743	7,916	12,328
Goodwill	20,692	20,120	26,144
Property, plant and equipment, net	257	165	268
Right of use assets	330	336	348
Investment in associated companies	117	114	105
Total non-current assets	28,139	28,651	39,193
Total assets	63,071	41,439	43,529
Current liabilities
Trade payables	1,987	8,720	9,432
Other payables	3,664	4,217	4,350
Short term loan			1,000
Convertible notes	2,469	8,295	3,651
Warrants - derivative financial liability	5	5	1,384
Bridge loans liabilities	164	453	902
Lease liabilities	22	42	81
Total current liabilities	8,311	21,732	20,800
Non-current liabilities
Lease liabilities	406	382	337
Total non-current liabilities	406	382	337
Total liabilities	8,717	22,114	21,137
Equity
Issued capital and additional paid in capital	348,274	264,629	89,976
Foreign currency translation reserve	(7,983)	(4,827)	(1,797)
Transaction with non-controlling interest reserve	258	258	258
Accumulated losses	(295,552)	(251,204)	(82,026)
Total equity attributable to owners of the parent	44,997	8,856	6,411
Non- controlling interest	9,357	10,469	15,981
Total equity	54,354	19,325	22,392
Total equity and liabilities	$ 63,071	$ 41,439	$ 43,529